Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

					Value of
					Initial Fixed
					$100
			Average		Investment
	Summary		Summary	Average	Based on
	Compensation	Compensation	Compensation	Compensation	Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder
	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Net Loss
Year(1)	($)(2)	($)(3)(6)	($)(4)	($)(5)(6)	($)(7)	($)(In Thousands)
2024	6,090,462	2,452,764	2,439,817	1,129,399	78.71	95,059
2023	5,482,089	2,105,333	2,590,486	1,469,468	122.82	88,447
2022	2,880,424	7,276,760	1,158,382	2,830,638	179.59	84,713
(1)	The PEO is Vipin Garg (CEO) for each of the years presented. The Non-PEO NEOs for each of the years presented are listed below:
●	For 2024 – M. Scott Harris (CMO) and M. Scot Roberts (CSO)
●	For 2023 – M. Scott Harris (CMO) and Raymond M. Jordt (CBO)
●	For 2022 – Richard Eisenstadt (former CFO), M. Scott Harris (CMO) and M. Scot Roberts (CSO)
(2)	The dollar amounts reported in this column are the amounts of total compensation reported for the PEO in the “Total” column of the SCT in the applicable fiscal year.
(3)	In accordance with Item 402 (v) of Regulation S-K, the following adjustments were made to determine the CAP to our PEO during fiscal year 2024, which consisted solely of adjustments to the PEO’s equity awards:

Compensation Actually Paid	2024
SCT – Total Compensation	$6,090,462
Adjustments:
Deduct - amounts reported under the "Stock Awards" column in the SCT	(1,560,896)
Deduct - amounts reported under the "Option Awards" column in the SCT	(3,536,567)
Add - year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	3,893,882
Add - change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(1,518,441)
Add - change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the covered fiscal year	(915,676)
Total Equity Adjustments	(3,637,698)
CAP	$2,452,764

(4)	The dollar amounts reported in this column represent the average of the amounts reported for the Non-PEO NEOs in the “Total” column of the SCT in the applicable fiscal year.
(5)	In accordance with Item 402 (v) of Regulation S-K, the following adjustments were made to determine the average CAP to our Non-PEO NEOs during fiscal year 2024, which consisted solely of adjustments to the Non-PEO NEOs’ equity awards:

Compensation Actually Paid	2024
SCT – Total Compensation	$2,439,817
Adjustments:
Deduct - amounts reported under the "Stock Awards" column in the SCT	(541,952)
Deduct - amounts reported under the "Option Awards" column in the SCT	(1,228,016)
Add - year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	1,352,054
Add - change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(555,603)
Add - change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the covered fiscal year	(336,901)
Total Equity Adjustments	(1,310,418)
CAP	$1,129,399

(6)	The fair value of stock options reported for CAP was determined using a Black-Scholes option pricing model consistent with our accounting for equity-based compensation. The fair value of restricted stock was determined based on the closing price of our common stock as of the applicable dates.
(7)	Total Shareholder Return (TSR) represents the measurement period value of an investment of $100 in our stock on December 31, 2021, and then valued again on each of December 31, 2022, 2023 and 2024.

Named Executive Officers, Footnote

					Value of
					Initial Fixed
					$100
			Average		Investment
	Summary		Summary	Average	Based on
	Compensation	Compensation	Compensation	Compensation	Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder
	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Net Loss
Year(1)	($)(2)	($)(3)(6)	($)(4)	($)(5)(6)	($)(7)	($)(In Thousands)
2024	6,090,462	2,452,764	2,439,817	1,129,399	78.71	95,059
2023	5,482,089	2,105,333	2,590,486	1,469,468	122.82	88,447
2022	2,880,424	7,276,760	1,158,382	2,830,638	179.59	84,713
(1)	The PEO is Vipin Garg (CEO) for each of the years presented. The Non-PEO NEOs for each of the years presented are listed below:
●	For 2024 – M. Scott Harris (CMO) and M. Scot Roberts (CSO)
●	For 2023 – M. Scott Harris (CMO) and Raymond M. Jordt (CBO)
●	For 2022 – Richard Eisenstadt (former CFO), M. Scott Harris (CMO) and M. Scot Roberts (CSO)

PEO Total Compensation Amount	$ 6,090,462	$ 5,482,089	$ 2,880,424
PEO Actually Paid Compensation Amount	$ 2,452,764	2,105,333	7,276,760
Adjustment To PEO Compensation, Footnote
(3)	In accordance with Item 402 (v) of Regulation S-K, the following adjustments were made to determine the CAP to our PEO during fiscal year 2024, which consisted solely of adjustments to the PEO’s equity awards:

Compensation Actually Paid	2024
SCT – Total Compensation	$6,090,462
Adjustments:
Deduct - amounts reported under the "Stock Awards" column in the SCT	(1,560,896)
Deduct - amounts reported under the "Option Awards" column in the SCT	(3,536,567)
Add - year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	3,893,882
Add - change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(1,518,441)
Add - change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the covered fiscal year	(915,676)
Total Equity Adjustments	(3,637,698)
CAP	$2,452,764

Non-PEO NEO Average Total Compensation Amount	$ 2,439,817	2,590,486	1,158,382
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,129,399	1,469,468	2,830,638
Adjustment to Non-PEO NEO Compensation Footnote
(5)	In accordance with Item 402 (v) of Regulation S-K, the following adjustments were made to determine the average CAP to our Non-PEO NEOs during fiscal year 2024, which consisted solely of adjustments to the Non-PEO NEOs’ equity awards:

Compensation Actually Paid	2024
SCT – Total Compensation	$2,439,817
Adjustments:
Deduct - amounts reported under the "Stock Awards" column in the SCT	(541,952)
Deduct - amounts reported under the "Option Awards" column in the SCT	(1,228,016)
Add - year-end fair value of outstanding and unvested equity awards granted in the covered fiscal year	1,352,054
Add - change in fair value of outstanding and unvested equity awards granted in prior fiscal years	(555,603)
Add - change in fair value as of the vesting date of equity awards granted in prior fiscal years that vested in the covered fiscal year	(336,901)
Total Equity Adjustments	(1,310,418)
CAP	$1,129,399

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 78.71	122.82	179.59
Net Income (Loss)	$ 95,059,000	$ 88,447,000	$ 84,713,000
PEO Name	Vipin Garg
PEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (3,637,698)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,893,882
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,518,441)
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(915,676)
PEO | Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,560,896)
PEO | Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(3,536,567)
Non-PEO NEO
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(1,310,418)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,352,054
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(555,603)
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(336,901)
Non-PEO NEO | Stock Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(541,952)
Non-PEO NEO | Option Awards
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (1,228,016)